Condensed Consolidating Financial Information (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Consolidating Balance Sheet
Condensed Consolidating Balance Sheet
As of March 31, 2016

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets
Current assets:
Cash	$3,348	$1,946	$466	$—	$5,760
Accounts receivable, net	—	33,471	—	—	33,471
Intercompany receivables	43,455	164,474	—	(207,929)	—
Inventories	—	12,852	9,814	(664)	22,002
Prepaid expenses and other current assets	497	4,846	449	—	5,792
Total current assets	47,300	217,589	10,729	(208,593)	67,025
Property, plant and equipment, net	13	170,117	236,173	—	406,303
Goodwill and intangible assets, net	—	11,359	—	—	11,359
Investment in consolidated affiliates	278,626	—	224,250	(502,876)	—
Other assets	1,436	6,770	825	—	9,031
Total assets	$327,375	$405,835	$471,977	$(711,469)	$493,718
Liabilities, Equity and Partners' Capital
Current liabilities:
Accounts payable	$354	$11,996	$8,175	$—	$20,525
Intercompany payables	—	—	207,929	(207,929)	—
Accrued and other current liabilities	1,102	3,394	2,879	—	7,375
Due to sponsor	—	3,021	116,835	—	119,856
Current portion of long-term debt	2,000	816	—	—	2,816
Total current liabilities	3,456	19,227	335,818	(207,929)	150,572
Long-term debt	240,891	4,851	—	—	245,742
Asset retirement obligations	—	1,972	5,182	—	7,154
Total liabilities	244,347	26,050	341,000	(207,929)	403,468
Equity and partners' capital:
Partners' capital	83,028	379,785	123,755	(503,540)	83,028
Non-controlling interest	—	—	7,222	—	7,222
Total equity and partners' capital	83,028	379,785	130,977	(503,540)	90,250
Total liabilities, equity and partners' capital	$327,375	$405,835	$471,977	$(711,469)	$493,718

Condensed Consolidating Balance Sheet
As of December 31, 2015

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets
Current assets:
Cash	$4,136	$5,077	$1,841	$—	$11,054
Accounts receivable, net	—	39,292	2,185	—	41,477
Intercompany receivables	47,951	160,108	—	(208,059)	—
Inventories	—	19,180	9,159	(368)	27,971
Prepaid expenses and other current assets	57	4,282	501	—	4,840
Total current assets	52,144	227,939	13,686	(208,427)	85,342
Property, plant and equipment, net	14	164,500	228,998	—	393,512
Goodwill and intangible assets, net	—	45,524	—	—	45,524
Investment in consolidated affiliates	325,161	—	224,250	(549,411)	—
Other assets	1,553	7,377	900	—	9,830
Total assets	$378,872	$445,340	$467,834	$(757,838)	$534,208
Liabilities, Equity and Partners' Capital
Current liabilities:
Accounts payable	$56	$9,941	$14,240	$—	$24,237
Intercompany payables	—	—	208,059	(208,059)	—
Accrued and other current liabilities	1,284	1,910	3,235	—	6,429
Due to sponsor	319	575	105,852	—	106,746
Current portion of long-term debt	2,000	1,258	—	—	3,258
Total current liabilities	3,659	13,684	331,386	(208,059)	140,670
Long-term debt	241,117	5,666	—	—	246,783
Asset retirement obligations	—	1,935	5,131	—	7,066
Total liabilities	244,776	21,285	336,517	(208,059)	394,519
Equity and partners' capital:
Partners' capital	134,096	424,055	125,724	(549,779)	134,096
Non-controlling interest	—	—	5,593	—	5,593
Total equity and partners' capital	134,096	424,055	131,317	(549,779)	139,689
Total liabilities, equity and partners' capital	$378,872	$445,340	$467,834	$(757,838)	$534,208

Condensed Consolidating Balance Sheet
As of June 30, 2016

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets
Current assets:
Cash	$37,011	$2,477	$174	$—	$39,662
Accounts receivable, net	—	23,775	—	—	23,775
Intercompany receivables	53,558	155,962	—	(209,520)	—
Inventories	—	15,969	12,859	(817)	28,011
Prepaid expenses and other current assets	422	6,270	421	—	7,113
Total current assets	90,991	204,453	13,454	(210,337)	98,561
Property, plant and equipment, net	11	170,950	237,258	—	408,219
Goodwill and intangible assets, net	—	10,938	—	—	10,938
Investment in consolidated affiliates	273,774	—	224,250	(498,024)	—
Other assets	1,109	6,264	750	—	8,123
Total assets	$365,885	$392,605	$475,712	$(708,361)	$525,841
Liabilities, Equity and Partners' Capital
Current liabilities:
Accounts payable	$428	$6,964	$8,085	$—	$15,477
Intercompany payables	—	—	209,520	(209,520)	—
Accrued and other current liabilities	1,006	1,900	1,942	—	4,848
Due to sponsor	(4)	1,101	120,152	—	121,249
Current portion of long-term debt	2,000	917	—	—	2,917
Total current liabilities	3,430	10,882	339,699	(209,520)	144,491
Long-term debt	188,166	4,074	—	—	192,240
Asset retirement obligations	—	2,008	5,611	—	7,619
Total liabilities	191,596	16,964	345,310	(209,520)	344,350
Equity and partners' capital:
Partners' capital	174,289	375,641	123,200	(498,841)	174,289
Non-controlling interest	—	—	7,202	—	7,202
Total equity and partners' capital	174,289	375,641	130,402	(498,841)	181,491
Total liabilities, equity and partners' capital	$365,885	$392,605	$475,712	$(708,361)	$525,841

Condensed Consolidating Balance Sheet
As of December 31, 2015

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets
Current assets:
Cash	$4,136	$5,077	$1,841	$—	$11,054
Accounts receivable, net	—	39,292	2,185	—	41,477
Intercompany receivables	47,951	160,108	—	(208,059)	—
Inventories	—	19,180	9,159	(368)	27,971
Prepaid expenses and other current assets	57	4,282	501	—	4,840
Total current assets	52,144	227,939	13,686	(208,427)	85,342
Property, plant and equipment, net	14	164,500	228,998	—	393,512
Goodwill and intangible assets, net	—	45,524	—	—	45,524
Investment in consolidated affiliates	325,161	—	224,250	(549,411)	—
Other assets	1,553	7,377	900	—	9,830
Total assets	$378,872	$445,340	$467,834	$(757,838)	$534,208
Liabilities, Equity and Partners' Capital
Current liabilities:
Accounts payable	$56	$9,941	$14,240	$—	$24,237
Intercompany payables	—	—	208,059	(208,059)	—
Accrued and other current liabilities	1,284	1,910	3,235	—	6,429
Due to sponsor	319	575	105,852	—	106,746
Current portion of long-term debt	2,000	1,258	—	—	3,258
Total current liabilities	3,659	13,684	331,386	(208,059)	140,670
Long-term debt	241,117	5,666	—	—	246,783
Asset retirement obligations	—	1,935	5,131	—	7,066
Total liabilities	244,776	21,285	336,517	(208,059)	394,519
Equity and partners' capital:
Partners' capital	134,096	424,055	125,724	(549,779)	134,096
Non-controlling interest	—	—	5,593	—	5,593
Total equity and partners' capital	134,096	424,055	131,317	(549,779)	139,689
Total liabilities, equity and partners' capital	$378,872	$445,340	$467,834	$(757,838)	$534,208

Condensed Consolidating Balance Sheet
As of December 31, 2015

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets
Current assets:
Cash	$4,136	$5,077	$1,841	$—	$11,054
Accounts receivable, net	—	39,292	2,185	—	41,477
Intercompany receivables	47,951	160,108	—	(208,059)	—
Inventories	—	19,180	9,159	(368)	27,971
Prepaid expenses and other current assets	57	4,282	501	—	4,840
Total current assets	52,144	227,939	13,686	(208,427)	85,342
Property, plant and equipment, net	14	164,500	228,998	—	393,512
Goodwill and intangible assets, net	—	45,524	—	—	45,524
Investment in consolidated affiliates	325,161	—	224,250	(549,411)	—
Other assets	5,907	7,377	900	—	14,184
Total assets	$383,226	$445,340	$467,834	$(757,838)	$538,562
Liabilities, Equity and Partners' Capital
Current liabilities:
Accounts payable	$56	$9,941	$14,240	$—	$24,237
Intercompany payables	—	—	208,059	(208,059)	—
Accrued and other current liabilities	1,284	1,910	3,235	—	6,429
Due to sponsor	319	575	105,852	—	106,746
Current portion of long-term debt	2,000	1,258	—	—	3,258
Total current liabilities	3,659	13,684	331,386	(208,059)	140,670
Long-term debt	245,471	5,666	—	—	251,137
Asset retirement obligations	—	1,935	5,131	—	7,066
Total liabilities	249,130	21,285	336,517	(208,059)	398,873
Equity and partners' capital:
Partners' capital	134,096	424,055	125,724	(549,779)	134,096
Non-controlling interest	—	—	5,593	—	5,593
Total equity and partners' capital	134,096	424,055	131,317	(549,779)	139,689
Total liabilities, equity and partners' capital	$383,226	$445,340	$467,834	$(757,838)	$538,562

Condensed Consolidating Balance Sheet
As of December 31, 2014

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets
Current assets:
Cash	$308	$3,490	$1,011	$—	$4,809
Restricted cash	—	691	—	—	691
Accounts receivable, net	—	71,504	10,613	—	82,117
Intercompany receivables	88,621	120,401	—	(209,022)	—
Inventories	—	18,828	6,521	(1,665)	23,684
Prepaid expenses and other current assets	277	3,802	2,479	—	6,558
Total current assets	89,206	218,716	20,624	(210,687)	117,859
Property, plant and equipment, net	23	136,240	148,131	—	284,394
Goodwill and intangible assets, net	—	66,750	—	—	66,750
Investment in consolidated affiliates	277,238	—	224,250	(501,488)	—
Other assets	7,511	5,315	—	—	12,826
Total assets	$373,978	$427,021	$393,005	$(712,175)	$481,829
Liabilities, Equity and Partners' Capital
Current liabilities:
Accounts payable	$151	$21,401	$4,496	$—	$26,048
Intercompany payables	—	—	209,021	(209,021)	—
Accrued and other current liabilities	513	6,236	5,500	—	12,249
Due to sponsor	769	11,978	45,173	—	57,920
Current portion of long-term debt	2,000	—	—	—	2,000
Total current liabilities	3,433	39,615	264,190	(209,021)	98,217
Long-term debt	194,688	3,676	—	—	198,364
Asset retirement obligations	—	1,799	4,931	—	6,730
Total liabilities	198,121	45,090	269,121	(209,021)	303,311
Equity and partners' capital:
Partners' capital	175,857	381,931	121,223	(503,154)	175,857
Non-controlling interest	—	—	2,661	—	2,661
Total equity and partners' capital	175,857	381,931	123,884	(503,154)	178,518
Total liabilities, equity and partners' capital	$373,978	$427,021	$393,005	$(712,175)	$481,829

Condensed Consolidating Statements of Operations
Condensed Consolidating Statements of Operations
For the Three Months Ended March 31, 2016

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues	$—	$56,685	$1,378	$(5,915)	$52,148
Cost of goods sold (including depreciation, depletion and amortization)	—	56,324	2,021	(5,621)	52,724
Gross profit (loss)	—	361	(643)	(294)	(576)
Operating costs and expenses:
General and administrative expenses	2,340	10,811	1,210	—	14,361
Impairments and other expenses	—	33,747	—	—	33,747
Accretion of asset retirement obligations	—	36	52	—	88
Loss from operations	(2,340)	(44,233)	(1,905)	(294)	(48,772)
Other income (expense):
Loss from consolidated affiliates	(46,533)	—	—	46,533	—
Interest expense	(3,457)	(37)	(87)	—	(3,581)
Net loss	(52,330)	(44,270)	(1,992)	46,239	(52,353)
Loss attributable to non-controlling interest	—	—	23	—	23
Net loss attributable to Hi-Crush Partners LP	$(52,330)	$(44,270)	$(1,969)	$46,239	$(52,330)

Condensed Consolidating Statements of Operations
For the Three Months Ended March 31, 2015

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues	$—	$94,167	$19,525	$(11,581)	$102,111
Cost of goods sold (including depreciation, depletion and amortization)	—	69,290	10,380	(11,031)	68,639
Gross profit	—	24,877	9,145	(550)	33,472
Operating costs and expenses:
General and administrative expenses	2,637	2,963	996	—	6,596
Accretion of asset retirement obligations	—	34	49	—	83
Income (loss) from operations	(2,637)	21,880	8,100	(550)	26,793
Other income (expense):
Earnings from consolidated affiliates	29,202	—	—	(29,202)	—
Interest expense	(3,258)	(26)	(33)	—	(3,317)
Net income	23,307	21,854	8,067	(29,752)	23,476
Income attributable to non-controlling interest	—	—	(169)	—	(169)
Net income attributable to Hi-Crush Partners LP	$23,307	$21,854	$7,898	$(29,752)	$23,307

Condensed Consolidating Statements of Operations
For the Three Months Ended June 30, 2016

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues	$—	$42,444	$7,310	$(11,325)	$38,429
Cost of goods sold (including depreciation, depletion and amortization)	—	43,716	6,423	(11,171)	38,968
Gross profit (loss)	—	(1,272)	887	(154)	(539)
Operating costs and expenses:
General and administrative expenses	2,188	2,669	1,196	—	6,053
Impairments and other expenses	—	95	7	—	102
Accretion of asset retirement obligations	—	37	55	—	92
Loss from operations	(2,188)	(4,073)	(371)	(154)	(6,786)
Other income (expense):
Loss from consolidated affiliates	(4,853)	—	—	4,853	—
Interest expense	(3,697)	(71)	(204)	—	(3,972)
Net loss	(10,738)	(4,144)	(575)	4,699	(10,758)
Loss attributable to non-controlling interest	—	—	20	—	20
Net loss attributable to Hi-Crush Partners LP	$(10,738)	$(4,144)	$(555)	$4,699	$(10,738)

For the Six Months Ended June 30, 2016

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues	$—	$99,129	$8,688	$(17,240)	$90,577
Cost of goods sold (including depreciation, depletion and amortization)	—	100,040	8,444	(16,792)	91,692
Gross profit (loss)	—	(911)	244	(448)	(1,115)
Operating costs and expenses:
General and administrative expenses	4,528	13,480	2,406	—	20,414
Impairments and other expenses	—	33,842	7	—	33,849
Accretion of asset retirement obligations	—	73	107	—	180
Loss from operations	(4,528)	(48,306)	(2,276)	(448)	(55,558)
Other income (expense):
Loss from consolidated affiliates	(51,386)	—	—	51,386	—
Interest expense	(7,154)	(108)	(291)	—	(7,553)
Net loss	(63,068)	(48,414)	(2,567)	50,938	(63,111)
Loss attributable to non-controlling interest	—	—	43	—	43
Net loss attributable to Hi-Crush Partners LP	$(63,068)	$(48,414)	$(2,524)	$50,938	$(63,068)

Condensed Consolidating Statements of Operations
For the Three Months Ended June 30, 2015

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues	$—	$82,260	$8,346	$(6,648)	$83,958
Cost of goods sold (including depreciation, depletion and amortization)	—	64,681	7,695	(8,678)	63,698
Gross profit	—	17,579	651	2,030	20,260
Operating costs and expenses:
General and administrative expenses	2,218	2,841	1,776	—	6,835
Accretion of asset retirement obligations	—	34	50	—	84
Income (loss) from operations	(2,218)	14,704	(1,175)	2,030	13,341
Other income (expense):
Earnings from consolidated affiliates	15,552	—	—	(15,552)	—
Interest expense	(2,975)	(3)	(6)	—	(2,984)
Net income (loss)	10,359	14,701	(1,181)	(13,522)	10,357
Loss attributable to non-controlling interest	—	—	2	—	2
Net income (loss) attributable to Hi-Crush Partners LP	$10,359	$14,701	$(1,179)	$(13,522)	$10,359

For the Six Months Ended June 30, 2015

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues	$—	$176,427	$27,871	$(18,229)	$186,069
Cost of goods sold (including depreciation, depletion and amortization)	—	133,971	18,075	(19,709)	132,337
Gross profit	—	42,456	9,796	1,480	53,732
Operating costs and expenses:
General and administrative expenses	4,855	5,804	2,772	—	13,431
Accretion of asset retirement obligations	—	68	99	—	167
Income (loss) from operations	(4,855)	36,584	6,925	1,480	40,134
Other income (expense):
Earnings from consolidated affiliates	44,754	—	—	(44,754)	—
Interest expense	(6,233)	(29)	(39)	—	(6,301)
Net income	33,666	36,555	6,886	(43,274)	33,833
Income attributable to non-controlling interest	—	—	(167)	—	(167)
Net income attributable to Hi-Crush Partners LP	$33,666	$36,555	$6,719	$(43,274)	$33,666

Condensed Consolidating Statements of Operations
For the Year Ended December 31, 2015

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues	$—	$324,703	$44,085	$(29,148)	$339,640
Cost of goods sold (including depreciation, depletion and amortization)	—	257,970	33,846	(30,445)	261,371
Gross profit	—	66,733	10,239	1,297	78,269
Operating costs and expenses:
General and administrative expenses	8,717	11,201	4,972	—	24,890
Impairments and other expenses	—	25,489	170	—	25,659
Accretion of asset retirement obligations	—	136	200	—	336
Other operating income	—	(12,310)	—	—	(12,310)
Income (loss) from operations	(8,717)	42,217	4,897	1,297	39,694
Other income (expense):
Earnings (loss) from consolidated affiliates	47,922	—	—	(47,922)	—
Interest expense	(13,559)	(93)	(251)	—	(13,903)
Net income (loss)	25,646	42,124	4,646	(46,625)	25,791
Income attributable to non-controlling interest	—	—	(145)	—	(145)
Net income (loss) attributable to Hi-Crush Partners LP	$25,646	$42,124	$4,501	$(46,625)	$25,646

Condensed Consolidating Statements of Operations
For the Year Ended December 31, 2014

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues	$—	$336,463	$89,208	$(39,124)	$386,547
Cost of goods sold (including depreciation, depletion and amortization)	—	225,728	39,523	(39,267)	225,984
Gross profit	—	110,735	49,685	143	160,563
Operating costs and expenses:
General and administrative expenses	13,624	10,883	1,944	—	26,451
Accretion of asset retirement obligations	—	126	120	—	246
Income (loss) from operations	(13,624)	99,726	47,621	143	133,866
Other income (expense):
Earnings (loss) from consolidated affiliates	146,339	—	—	(146,339)	—
Interest expense	(9,750)	(62)	(134)	—	(9,946)
Net income (loss)	122,965	99,664	47,487	(146,196)	123,920
Income attributable to non-controlling interest	—	—	(955)	—	(955)
Net income (loss) attributable to Hi-Crush Partners LP	$122,965	$99,664	$46,532	$(146,196)	$122,965

Condensed Consolidating Statements of Operations
For the Year Ended December 31, 2013

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenues	$—	$141,742	$41,630	$(4,402)	$178,970
Cost of goods sold (including depreciation, depletion and amortization)	—	74,539	24,798	(3,453)	95,884
Gross profit	—	67,203	16,832	(949)	83,086
Operating costs and expenses:
General and administrative expenses	9,729	6,476	2,891	—	19,096
Impairments and other expenses	—	47	—	—	47
Accretion of asset retirement obligations	—	117	111	—	228
Income (loss) from operations	(9,729)	60,563	13,830	(949)	63,715
Other income (expense):
Earnings (loss) from consolidated affiliates	72,984	—	—	(72,984)	—
Interest expense	(3,485)	(37)	(149)	—	(3,671)
Net income (loss)	59,770	60,526	13,681	(73,933)	60,044
Income attributable to non-controlling interest	—	—	(274)	—	(274)
Net income (loss) attributable to Hi-Crush Partners LP	$59,770	$60,526	$13,407	$(73,933)	$59,770

Condensed Consolidating Statements of Cash Flows
Condensed Consolidating Statements of Cash Flows
For the Three Months Ended March 31, 2016

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by (used in) operating activities	$(285)	$4,946	$(2,275)	$(4,496)	$(2,110)
Investing activities:
Capital expenditures for property, plant and equipment	—	(1,819)	(11,305)	—	(13,124)
Net cash used in investing activities	—	(1,819)	(11,305)	—	(13,124)
Financing activities:
Repayment of long-term debt	(500)	(1,258)	—	—	(1,758)
Advances to parent, net	—	(5,000)	504	4,496	—
Affiliate financing, net	—	—	11,701	—	11,701
Loan origination costs	(3)	—	—	—	(3)
Net cash provided by (used in) financing activities	(503)	(6,258)	12,205	4,496	9,940
Net decrease in cash	(788)	(3,131)	(1,375)	—	(5,294)
Cash:
Beginning of period	4,136	5,077	1,841	—	11,054
End of period	$3,348	$1,946	$466	$—	$5,760

Condensed Consolidating Statements of Cash Flows
For the Three Months Ended March 31, 2015

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by operating activities	$14,582	$26,383	$17,025	$(19,493)	$38,497
Investing activities:
Capital expenditures for property, plant and equipment	—	(15,977)	(21,414)	—	(37,391)
Net cash used in investing activities	—	(15,977)	(21,414)	—	(37,391)
Financing activities:
Proceeds from issuance of long-term debt	25,000	—	—	—	25,000
Repayment of long-term debt	(13,000)	—	—	—	(13,000)
Advances to parent, net	—	(11,050)	(8,443)	19,493	—
Affiliate financing, net	—	—	13,364	—	13,364
Loan origination costs	(13)	—	—	—	(13)
Distributions paid	(26,255)	—	—	—	(26,255)
Net cash used in financing activities	(14,268)	(11,050)	4,921	19,493	(904)
Net increase (decrease) in cash	314	(644)	532	—	202
Cash:
Beginning of period	308	3,490	1,011	—	4,809
End of period	$622	$2,846	$1,543	$—	$5,011

Condensed Consolidating Statements of Cash Flows
For the Six Months Ended June 30, 2016

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by (used in) operating activities	$(14,683)	$6,874	$(2,373)	$5,607	$(4,575)
Investing activities:
Capital expenditures for property, plant and equipment	—	(11,342)	(18,445)	—	(29,787)
Net cash used in investing activities	—	(11,342)	(18,445)	—	(29,787)
Financing activities:
Proceeds from equity issuance	101,186	—	—	—	101,186
Repayment of long-term debt	(53,500)	(1,934)	—	—	(55,434)
Advances from (to) parent, net	—	3,802	1,805	(5,607)	—
Loan origination costs	(128)	—	—	—	(128)
Affiliate financing, net	—	—	17,346	—	17,346
Net cash provided by (used in) financing activities	47,558	1,868	19,151	(5,607)	62,970
Net increase (decrease) in cash	32,875	(2,600)	(1,667)	—	28,608
Cash:
Beginning of period	4,136	5,077	1,841	—	11,054
End of period	$37,011	$2,477	$174	$—	$39,662

For the Six Months Ended June 30, 2015

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by operating activities	$16,860	$47,556	$19,278	$(25,992)	$57,702
Investing activities:
Capital expenditures for property, plant and equipment	—	(28,758)	(37,471)	—	(66,229)
Net cash used in investing activities	—	(28,758)	(37,471)	—	(66,229)
Financing activities:
Proceeds from issuance of long-term debt	50,000	—	—	—	50,000
Repayment of long-term debt	(13,500)	—	—	—	(13,500)
Advances to parent, net	—	(17,300)	(8,692)	25,992	—
Loan origination costs	(101)	—	—	—	(101)
Affiliate financing, net	—	—	26,855	—	26,855
Distributions paid	(52,516)	—	—	—	(52,516)
Net cash used in financing activities	(16,117)	(17,300)	18,163	25,992	10,738
Net increase in cash	743	1,498	(30)	—	2,211
Cash:
Beginning of period	308	3,490	1,011	—	4,809
End of period	$1,051	$4,988	$981	$—	$7,020

Condensed Consolidating Statements of Cash Flows
For the Year Ended December 31, 2015

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by operating activities	$23,403	$85,781	$15,134	$(40,669)	$83,649
Investing activities:
Capital expenditures for property, plant and equipment	—	(48,158)	(73,200)	—	(121,358)
Restricted cash, net	—	691	—	—	691
Net cash used in investing activities	—	(47,467)	(73,200)	—	(120,667)
Financing activities:
Proceeds from issuance of long-term debt	65,000	—	—	—	65,000
Repayment of long-term debt	(14,500)	(428)	—	—	(14,928)
Proceeds from unit purchase program participants	403	—	—	—	403
Affiliate financing, net	—	—	63,266	—	63,266
Advances to parent, net	—	(36,299)	(4,370)	40,669	—
Loan origination costs	(406)	—	—	—	(406)
Distributions paid	(70,072)	—	—	—	(70,072)
Net cash provided by (used in) financing activities	(19,575)	(36,727)	58,896	40,669	43,263
Net increase in cash	3,828	1,587	830	—	6,245
Cash:
Beginning of period	308	3,490	1,011	—	4,809
End of period	$4,136	$5,077	$1,841	$—	$11,054
Condensed Consolidating Statements of Cash Flows
For the Year Ended December 31, 2014

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by operating activities	$68,139	$82,840	$41,790	$(88,504)	$104,265
Investing activities:
Capital expenditures for property, plant and equipment	(20)	(15,191)	(66,970)	—	(82,181)
Acquisition of Hi-Crush Augusta LLC	—	—	(224,250)	—	(224,250)
Net cash used in investing activities	(20)	(15,191)	(291,220)	—	(306,431)
Financing activities:
Proceeds from issuance of long-term debt	198,000	—	—	—	198,000
Repayment of long-term debt	(139,750)	—	—	—	(139,750)
Proceeds from equity issuance, net	170,693	—	—	—	170,693
Affiliate financing, net	—	—	41,984	—	41,984
Advances to parent, net	(224,250)	(68,150)	212,550	79,850	—
Loan origination costs	(7,120)	—	—	—	(7,120)
Redemption of common units	(19)	—	—	—	(19)
Distributions paid	(77,421)	—	(8,654)	8,654	(77,421)
Net cash provided by (used in) financing activities	(79,867)	(68,150)	245,880	88,504	186,367
Net decrease in cash	(11,748)	(501)	(3,550)	—	(15,799)
Cash:
Beginning of period	12,056	3,991	4,561	—	20,608
End of period	$308	$3,490	$1,011	$—	$4,809
Condensed Consolidating Statements of Cash Flows
For the Year Ended December 31, 2013

	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net cash provided by operating activities	$55,252	$44,503	$11,476	$(46,908)	$64,323
Investing activities:
Capital expenditures for property, plant and equipment	—	(6,260)	(4,370)	—	(10,630)
Investment in Hi-Crush Augusta LLC	(37,500)	—	—	37,500	—
Acquisition of D&I Silica LLC, net	(94,955)	—	—	—	(94,955)
Net cash used in investing activities	(132,455)	(6,260)	(4,370)	37,500	(105,585)
Financing activities:
Proceeds from issuance of long-term debt	138,250	—	—	—	138,250
Repayment of long-term debt	—	—	(33,250)	—	(33,250)
Affiliate financing, net	5,615	—	9,092	(9,092)	5,615
Advances to parent, net	—	(44,750)	—	44,750	—
Issuance of preferred units to parent	—	—	37,500	(37,500)	—
Loan origination costs	(829)	—	—	—	(829)
Distributions paid	(53,777)	—	(15,887)	11,250	(58,414)
Net cash provided by (used in) financing activities	89,259	(44,750)	(2,545)	9,408	51,372
Net increase (decrease) in cash	12,056	(6,507)	4,561	—	10,110
Cash:
Beginning of period	—	10,498	—	—	10,498
End of period	$12,056	$3,991	$4,561	$—	$20,608